Events after balance sheet date	12 Months Ended
Dec. 31, 2019
Events after balance sheet date
Events after balance sheet date

33. Events after balance sheet date

On March 17, 2020,  152,220 warrants were exercised (with an average exercise price of €35.18 per warrant), of which 15,000 warrants were exercised by our CEO, 15,000 warrants by other members of our executive committee, and 17,520 warrants by other members of our board of directors. This resulted in a share capital increase (including issuance premium) of €5,354,538.80 and the issuance of 152,220 new ordinary shares. The closing price of our share on March 17, 2020, was €141.40.